Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,160,998)	$ (48,319,475)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	3,155	711,929
Amortization of contract asset	129,072
Stock compensation expense	1,523,489	1,575,952
Gain on extinguishment of forward purchase derivative	(3,336,213)
Amortization of prepaid consulting from the issuance of Series B Convertible Preferred Stock and Series B Warrants	59,857
Net deferred indemnified loan origination fees		(63,275)
Discount on common stock sold pursuant to the ELOC	76,553
Other non-cash issuance costs related to the ELOC	800,000
Shares issued in settlement of a legal dispute	200,000
Non-cash interest on issuance of convertible notes	137,500
Lease expense	(7,981)	23,181
Credit loss (benefit) expense	(177,917)	(1,393,131)
Impairment of goodwill		6,058,000
Impairment of long-lived intangible assets		3,090,881
Deferred tax expense, net		43,859,686
Marketing expense settled via Common Stock		100,000
Change in fair value of warrant liabilities	(1,320,871)	(2,803,638)
Change in the fair value of deferred consideration	(79,475)	(361,449)
Changes in operating assets and liabilities:
Accounts receivable – trade	103,233	(12,734)
Accounts receivable – related party	(41,460)	1,127,297
Prepaid expenses	561,913	86,901
Other current liabilities	(48,960)	527
Accrued interest receivable	16,319	(2,542)
Other current assets	4,057	(2,968,061)
Accounts payable	49,105	(76,672)
Accounts payable – related party	95,757	(501,709)
Accrued expenses	9,085	292,396
Deferred revenue	(12,920)	6,413
Net cash (used in) provided by operating activities	(3,417,700)	430,477
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of preferred securities	50,000
Proceeds from loan repayment and sale	392,186	12,394
Net cash provided by investing activities	442,186	12,394
CASH FLOWS FROM FINANCING ACTIVITIES:
Tax withholding payments on vesting of restricted stock units	(12,771)
Proceeds from convertible debt	550,000
Redemption of Series B Convertible Preferred Stock	(292,800)
Gross proceeds from issuance of Series B Convertible Preferred Stock and Series B Warrants	6,130,000
Offering cost	(351,646)
Proceeds from the sale of Class A Common Stock	1,778,987
Repayment of financed insurance contract	(116,098)
Repayment of senior secured promissory note	(255,765)	(3,006,993)
Net cash provided by (used in) financing activities	7,429,907	(3,006,993)
Net increase (decrease) in cash and cash equivalents	4,454,393	(2,564,122)
Cash and cash equivalents – beginning of period	2,324,647	4,888,769
Cash and cash equivalents – end of period	6,779,040	2,324,647
Supplemental disclosure of cash flow information
Interest paid	388,457	416,852
Non cash transactions:
Reclassification of forward purchase receivable	(4,584,221)
Marketing expense settled by the issuance of Common Stock		50,000
Investment in preferred securities	1,500,000
Prepaid consulting expense from the issuance of the Series B Convertible Preferred Stock and Series B Warrants	371,307
Extinguishment of debt for issuance of Series B Convertible Preferred Stock and Series B Warrants	10,748,408
Exchange of forward purchase derivative liability for the issuance of Series B Convertible Preferred Stock and Series B Warrants	4,000,867
Exchange of convertible notes for Series B Convertible Preferred Stock and Series B warrants	659,997
Financed insurance contract (classified in accrued expense)	395,900
Issuance of stock to Abaca shareholders	258,868
Accrued redemption payable to Series B holders	181,378
Recognition of contract asset with corresponding stand-ready guarantee liability	2,135,000
Recognition of contract asset with corresponding financial indemnification liability	$ 1,091,772